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JOHN HANCOCK TRUST
601 Congress Street
Boston, MA  02210


May 5, 2005

VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street N.W.
Washington, D.C. 20549


          Re:              John Hancock Trust
                           File Nos.  2-94157/811-4146

Dear Sirs:

         On behalf of John Hancock Trust (the "Trust"), an open-end management investment company, accompanying this letter for filing is post-effective amendment no. 66 (the "Amendment") under the Securities Act of 1933 (the "1933 Act") and amendment no. 67 under the Investment Company Act of 1940 to the Trust's registration statement on Form N-1A.

         The Amendment adds one additional portfolio, the American Bond Trust, to the Trust through a "stand alone" prospectus. The portfolio will invest exclusively in the shares of the Bond Fund, a series of the American Fund Insurance Series, pursuant to Rule 12(d)(1)(E) under the 1940 Act. American Fund Insurance Series currently serves as the underlying investment for both variable annuity and variable life insurance contracts. The Investment Company File No. of American Fund Insurance Series is 811-3857.

         A post-effective amendment to the Trust registration statement (post-effective amendment no. 65) was filed on May 3, 2005 to register the American Bond Trust. The purpose of filing the Amendment is to add performance information regarding the American Bond Trust to the prospectus that was not included in the prospectus contained in post-effective amendment no. 65. I understand that as a result of filing the Amendment, post-effective amendment no. 65 to the Trust's registration statement filed on May 3, 2005 will not become effective pursuant to rule 485(d)(1).

         If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/Betsy Anne Seel

Betsy Anne Seel
Senior Counsel


Enclosures